Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Insurance revenue	€ 10,386	€ 11,251	[1]
Insurance service expenses	10,226	11,097	[1]
Net income / (expenses) on reinsurance held	182	275	[1]
Net fair value change of derivatives		(129)
Net reinsurance finance income / (expenses) on reinsurance held	699	599
Investment contract income / (expenses)	(7,851)	9,808
Other income	(35)	(341)
Other charges	92
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations	(391)	827
Elimination of share in earnings of joint ventures and associates	(19)	59
Insurance revenue	(15)	1
Insurance service expenses	427	442
Net income / (expenses) on reinsurance held	(23)	(40)
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	(224)	183
Net fair value change of derivatives	(7)
Realized gains and losses on financial investments	683	670
Net fair value change on investments in real estate	(2)	(1)
Impairment (losses) reversals	90	121
Insurance finance income / (expenses)	375	(614)
Net reinsurance finance income / (expenses) on reinsurance held	(85)	68
Investment contract income / (expenses)	(5)	(2)
Net fair value change on borrowings and other financial liabilities		(5)
Fee and commission income	(11)	(14)
Commissions and expenses	596	378
Other income	(18)	(341)
Other charges	79
Results of businesses disposed during reporting periods	48	70
Operating result	€ 1,498	€ 1,802

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.